2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Renminbi
Exchange rate at year end	6.0969	6.2855	6.3009
Hong Kong dollars
Exchange rate at year end	7.7546	7.7522	7.7722
Average exchange rates for year | Renminbi
Exchange rate at year end	6.1983	6.3114	6.4579
Average exchange rates for year | Hong Kong dollars
Exchange rate at year end	7.7573	7.7575	7.7845